Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Mar. 31, 2018
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	[1]	¥ 61,579	¥ 59,319
Fair value of plan assets		33,845	31,503
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations		61,579	59,319
Fair value of plan assets		¥ 33,845	¥ 31,503

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.